4. STOCK OPTIONS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Outstanding beginning balance, Shares	6,531,192	6,463,206	6,862,167
Granted, Shares	496,761	977,276	96,500
Exercised, Shares	(319,963)
Expired, Shares	0	(328,750)	(169,000)
Outstanding ending balance, Shares	6,707,990	6,531,192	6,463,206
Vested and exercisable ending balance	5,918,043	5,463,963	4,373,807
Outstanding beginning balance, Weighted average exercise price	$ 0.66	$ 0.67	$ 0.70
Granted, Weighted average exercise price	$ 0.5	$ 0.50	$ 0.79
Exercised, Weighted average exercise price	$ 0.43		$ 0.28
Expired, Weighted average exercise price	$ 0.67	$ 1.22	$ 2.60
Outstanding ending balance, Weighted average exercise price	$ 0.66	$ 0.66	$ 0.67
Vested and exercisable ending balance	$ 0.65	$ 0.80	$ 0.50
Weighted Average Remaining Contractual Life (in years) Outstanding	6 years 11 months 19 days
Weighted Average Remaining Contractual Life (in years) Exercisable	5 years 4 months 28 days
Aggregate Intrinsic Value Outstanding, Beginning	$ 625,412
Aggregate Intrinsic Value Granted	$ 0
Aggregate Intrinsic Value Exercised	0
Aggregate Intrinsic Value Forfeited/canceled	$ 0
Aggregate Intrinsic Value Outstanding, Ending	56,830	625,412
Aggregate Intrinsic Value Exercisable	$ 56,830